Note 26 - Group Information	12 Months Ended
Dec. 31, 2019
Statement Line Items [Line Items]
Disclosure of subsidiaries [text block]
NOTE 26.	GROUP INFORMATION

The following subsidiaries are included in the Group’s consolidated financial statements.

Parent company	Registered office	Domicile
Opera Limited	George Town	Cayman Islands

	Registered		Ownership interest
Group entities	office	Domicile	and voting rights
Kunhoo Software LLC	George Town	Cayman Islands	100%
Kunhoo Software Limited	Hong Kong	Hong Kong	100%
Kunhoo Software S.a.r.l.	Luxembourg	Luxembourg	100%
Kunhoo Software AS	Oslo	Norway	100%
Opera Norway AS	Oslo	Norway	100%
Opera Software Holdings LLC	San Mateo	USA	100%
Opera Software Americas LLC	San Mateo	USA	100%
Opera Software Ireland Ltd.	Dublin	Ireland	100%
Opera Sweden AB	Linköping	Sweden	100%
Opera Software International AS	Oslo	Norway	100%
Opera Software Netherlands B.V.	Amsterdam	Netherlands	100%
Opera Software India Pvt. Ltd.	Chandigarh	India	100%
Opera Software Poland sp. z.o.o.	Wroclaw	Poland	100%
Opera Software Technology (Beijing) Co. Ltd.	Beijing	China	100%
Beijing Aopula Software Co. Ltd. (1)	Beijing	China	100%
Opera Unite HK Limited (1)	Hong Kong	Hong Kong	100%
Opera Unite Pte. Ltd. (1)	Singapore	Singapore	100%
Opesa South Africa (Pty) Limited	Cape Town	South Africa	100%
O-Play Digital Services Ltd.	Lagos	Nigeria	100%
O-Play Kenya Limited (2)	Nairobi	Kenya	80%
Phoneservice Technologies Co. Ltd. (2)	Nairobi	Kenya	80%
O-Play Zambia Limited	Lusaka	Zambia	100%
PT Inpesa Digital Teknologi (3)	Jakarta	Indonesia	100%
Opera Lifestyle (1)	George Town	Cayman Islands	100%
Opera Lifestyle Nigeria Ltd. (1)	Lagos	Nigeria	100%
TenSpot Pesa Limited	Hong Kong	Hong Kong	100%
LLC "Microcredit Company O-Pay Finance"	St. Petersburg	Russia	100%
Neofin Malelane (Pty) Ltd.	Johannesburg	South Africa	100%
Opay Finance India Pvt. Ltd.	Mumbai	India	100%
Blue Ridge Micro Finance Bank Ltd.	Lagos	Nigeria	100%
Oplay Digital Services S.A. De C.V.	Mexico City	Mexico	100%
TenSpot Kenya Limited	Nairobi	Kenya	100%
P C Financial Services Pvt. Ltd.	Delhi	India	100%
PT Opay Finance Services	Jakarta	Indonesia	100%
App de Préstamos, S.A. de C.V. (1)	Mexico City	Mexico	100%
Opera Financial Technologies Limited (1)	London	United Kingdom	100%
Beijing Yuega Software Tech. Srvc. Co. Ltd. (3)	Beijing	China	100%

(
1
)
Entities were incorporated in
2019

(
2
)
20%
is held by a nominee shareholder.

(
3
)
Variable Interest Entity (VIE) contractually controlled by the Group.

The Group’s ownership interest and voting rights did
not
change in
2019.
There were
no
material non-controlling interests in the Group's subsidiaries.

Acquisition of TenSpot Pesa Limited in
2018

On
December 19, 2018,
the Group acquired
100%
of the shares and voting rights in TenSpot Pesa Limited (with subsidiaries, the “TenSpot Group”). The TenSpot Group is the owner of a microfinance business, which was active in Kenya in
2018,
and which in
2019
was launched by the Group in India and Nigeria. A net cash consideration of
US$9.5
million was transferred to Opay Digital Services Limited (“OPay”), the seller of TenSpot Pesa Limited. OPay, in which the Group had a
19.9%
ownership share in
2018,
which was reduced to
13.1%
as of
December 31, 2019,
is an associate of the Group (see Note
27
for more information).

The Group determined that the combined businesses ultimately were controlled by the Group’s Chairman and CEO, both before and after the transaction. As such, it was a business combination under common control. The determination that Opera Limited is controlled by its Chairman and CEO was based on significant judgment, as disclosed in Note
2.
IFRS does
not
prescribe how to account for business combinations under common control. In the absence of specific guidance in IFRS, management used judgment in developing and applying an accounting policy that is relevant and reliable. Other standard-setting bodies have issued guidance for common control business combinations and some allow or require predecessor accounting, or historical cost accounting as it is known in some jurisdictions, in accounting for business combinations involving entities under common control. Historical cost accounting is also supported by authoritative accounting literature. Based on this, the Group decided to adopt historical cost accounting in accounting for the acquisition of TenSpot Pesa Limited.

Under the predecessor method of accounting, as adopted by the Group, the assets and liabilities of the TenSpot Group were recognized at their carrying amounts as they were in the consolidated financial statements for TenSpot Pesa Limited.
No
adjustments were made to reflect fair values, or recognize any new assets or liabilities, at the date of the combination that would otherwise be done under the acquisition method. Moreover, no
adjustments were necessary to align accounting policies of TenSpot Pesa Limited with those adopted by the Group.

In addition to the net cash consideration transferred to OPay, the Group had receivables due from TenSpot Pesa Limited with a carrying amount of
US$2.0
million, which was effectively settled in the acquisition. The acquired companies had no
material assets or liabilities except for cash and cash equivalents with a carrying amount of
US$1.6
million. The difference between the consideration transferred, including the effective settlement of receivables, and the net assets acquired, was recognized as a reduction of retained earnings (
US$9.9
million).

The Group decided
not
to re-present its comparatives and adjust its current reporting period before the date of the acquisition as if the business combination had occurred before the start of the earliest period presented. Consequently, the impact of transactions between the Group and the TenSpot Group prior to
December 19, 2018
have
not
been eliminated.